Bank Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2011	2012
Pelea	June 2007	December 2012	$31,987	$	―
Marindou	January 2008	December 2012	28,500		―
Avstes	April 2008	December 2012	28,284		―
Eniadefhi	February 2009	December 2012	34,500		―
Eniaprohi	November 2008	December 2012	34,000		―
Maxdodeka	February 2010	December 2012	―		―
Maxeikosi	August 2012	August 2014	―		17,875
Maxpente	July 2010	January 2015	38,200		33,900
Maxdodeka	December 2012	February 2016	―		23,150
Marathassa	February 2005	February 2017	16,565		13,305
Marindou	December 2012	January 2018	―		28,400
Marinouki	March 2006	March 2018	27,695		25,174
Avstes	December 2012	April 2018	―		22,700
Eniaprohi	December 2012	November 2018	―		24,000
Petra	January 2007	January 2019	24,971		22,220
Eniadefhi	December 2012	February 2019	―		33,750
Pemer	March 2007	March 2019	24,968		22,218
Eptaprohi	April 2012	April 2019	―		42,800
Pelea	December 2012	June 2019	―		32,298
Maxeikosiena	October 2012	October 2019	―		18,000
Soffive	November 2007	November 2019	35,400		33,000
Kerasies	December 2007	December 2019	33,065		30,932
Maxdekatria	March 2012	March 2020	―		20,800
Maxdeka	August 2011	December 2022	37,496		34,087
Staloudi	July 2008	July 2023	43,860		27,520
Shikoku	October 2011	August 2023	44,800		41,067
Maxeikositessera	September 2012	February 2024	―		33,971
Maxenteka	April 2012	April 2024	―		34,500
Total			$484,291		$615,667

Current portion			$18,486		$19,199
Long-term portion			$465,805		$596,468

Bank Debt Maturities Schedule

To December 31,
2013	.	$19,199
2014	.	49,012
2015	.	73,436
2016	.	67,762
2017	.	52,529
2018	and thereafter	353,729
Total	..	$615,667